Other Assets	12 Months Ended
Dec. 31, 2010
Other Assets [Abstract]
OTHER ASSETS
12.	OTHER ASSETS

The other assets as of December 31, 2009 and 2010 is as follows:

	December 31,
	2009	2010
	(RMB)	(RMB)	(US$)
Land use right	85,239,597	85,239,597	12,915,090
Deposit for purchase for office building	—	18,921,000	2,866,818
Accumulated amortization	(579,629)	(2,318,517)	(351,290)

Other asset, net	84,659,968	101,842,080	15,430,618

In June 2009, the Group made a prepayment for the purchase of a land use right amounting to RMB85,239,597 in Zhuhai Hi-Tech Industrial Area in Guangdong Province.

In June 2010, the Group made a deposit for the purchase of an office building amounting to RMB18,921,000 (US$2,866,818) in Shanghai.